Investment Objectives and Goals - Cambria Global EW ETF	Sep. 15, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CAMBRIA GLOBAL EW ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cambria Global EW ETF (the “Fund”) seeks to achieve capital appreciation.